================================================================================
                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                               -----------------

                                   FORM N-PX

                               -----------------

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                 INVESTMENT COMPANY ACT FILE NUMBER 811-07816

                               -----------------

                                 PCM FUND INC.
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

                       1633 BROADWAY, NEW YORK, NY 10019
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              WILLIAM G. GALIPEAU
                           650 NEWPORT CENTER DRIVE
                            NEWPORT BEACH, CA 92660
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-844-337-4626

                     DATE OF FISCAL YEAR END: DECEMBER 31

            DATE OF REPORTING PERIOD: JULY 1, 2014 TO JUNE 30, 2015

================================================================================

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07816
Reporting Period: 07/01/2014 - 06/30/2015
PCM Fund, Inc.









================================ PCM Fund, Inc. ================================


GLOBAL GEOPHYSICAL SERVICES, INC.

Ticker:       GEGSQ          Security ID:  37946SAB3
Meeting Date: DEC 12, 2014   Meeting Type: Written Consent
Record Date:  OCT 30, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                None      Did Not Vote Management
2     Opt Out Of The Releases In Article 12   None      Did Not Vote Management
      Of The Plan
3 Holder Is An Accredited Investor As Of None Did Not Vote Management October 15, 2014


--------------------------------------------------------------------------------

SEMGROUP CORPORATION

Ticker:       SEMG           Security ID:  81663A105
Meeting Date: MAY 14, 2015   Meeting Type: Annual
Record Date:  MAR 27, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Ronald A. Ballschmiede   For       For          Management
1.2   Elect Director Sarah M. Barpoulis       For       For          Management
1.3   Elect Director John F. Chlebowski       For       For          Management
1.4   Elect Director Carlin G. Conner         For       For          Management
1.5   Elect Director Karl F. Kurz             For       For          Management
1.6   Elect Director James H. Lytal           For       For          Management
1.7   Elect Director Thomas R. McDaniel       For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify BDO USA, LLP as Auditors         For       For          Management

========== END NPX REPORT

                                  SIGNATURES

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PCM Fund Inc.

By:  /s/ Peter G. Strelow
     Peter G. Strelow,
     President, Principal Executive Officer

Date: August 25, 2015